Acquisitions and Dispositions (Business Review Dispositions) (Narrative) (Detail) - USD ($) $ in Millions	1 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Aug. 31, 2023
Enbridge | East Ohio Transaction
Business Acquisition And Dispositions [Line Items]
Disposal group, total value of consideration	$ 6,600.0	$ 6,600.0
Disposal group, cash consideration	4,300.0	4,300.0
Disposal Group, assumed indebtedness	2,300.0	2,300.0
Termination fee due receivable	155.0	155.0
Disposal group, recognized a pre-tax gain	20.0	$ 20.0
Disposal group, recognized a gain on disposal after tax	(20.0)
Goodwill write-off	1.5
Disposal group, transition services description		At the closing of the East Ohio Transaction, Dominion Energy and Enbridge will enter into a transition services agreement pursuant to which Dominion Energy will continue to provide certain services to support the ongoing operations of East Ohio for up to approximately two years. Enbridge has also agreed to provide certain services to Dominion Energy.
Enbridge | PSNC Transaction
Business Acquisition And Dispositions [Line Items]
Disposal group, total value of consideration	3,100.0	$ 3,100.0
Disposal group, cash consideration	2,200.0	2,200.0
Disposal Group, assumed indebtedness	1,000.0	1,000.0
Termination fee due receivable	78.0	78.0
Disposal group, recognized a pre-tax gain	130.0	$ 130.0
Disposal group, recognized a gain on disposal after tax	(290.0)
Goodwill write-off	0.7
Disposal group, transition services description		At the closing of the PSNC Transaction, Dominion Energy and Enbridge will enter into a transition services agreement pursuant to which Dominion Energy will continue to provide certain services to support the ongoing operations of PSNC for up to approximately two years. Enbridge has also agreed to provide certain services to Dominion Energy.
Enbridge | Questar Gas Transaction
Business Acquisition And Dispositions [Line Items]
Disposal group, total value of consideration	4,300.0	$ 4,300.0
Disposal group, cash consideration	3,000.0	3,000.0
Disposal Group, assumed indebtedness	1,300.0	1,300.0
Termination fee due receivable	107.0	107.0
Disposal group, recognized a pre-tax gain	(10.0)	$ (10.0)
Disposal group, recognized a gain on disposal after tax	(530.0)
Goodwill write-off	$ 1,000.0
Disposal group, transition services description		At the closing of the Questar Gas Transaction, Dominion Energy and Enbridge will enter into a transition services agreement pursuant to which Dominion Energy will continue to provide certain services to support the ongoing operations of Questar Gas and Wexpro for up to approximately two years. Enbridge has also agreed to provide certain services to Dominion Energy.
Tredegar Solar Fund I, LLC | Spruce Power | Other
Business Acquisition And Dispositions [Line Items]
Disposal group, cash consideration			$ 21,000.0